Shareholder Fees - Gabelli SRI Fund, Inc.	Apr. 30, 2026 USD ($)
Gabelli SRI Fund, Inc. Class AAA
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Exchange Fee	$ 0	[1]
Gabelli SRI Fund, Inc. Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Exchange Fee	$ 0	[1]
Gabelli SRI Fund, Inc. Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Exchange Fee	$ 0	[1]
Gabelli SRI Fund, Inc. Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0

[1]	waiver and/or reimbursement, provided that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (1) the expense cap in place at the time such amounts were waived or reimbursed, as applicable; or (2) the Fund’s current expense cap.